Selected accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of IFRS compliance
The Company's principal accounting policies are set out in Note 3 to the Combined Financial Statements in the Form 20-F and conform with IFRS as issued by the IASB. The presentation of financial statements requires management to make subjective and complex judgments that affect the reported amounts. Because of the inherent uncertainties, actual outcomes and results may differ from management's assumptions and estimates.
As discussed in Note 3 to the Combined Financial Statements in the Form 20-F, Goodwill, the Alcon brand name and acquired In-process research & development projects are reviewed for impairment at least annually and these, as well as all other investments in intangible assets, are reviewed for impairment whenever an event or decision occurs that raises concern about their balance sheet carrying value. Goodwill and other intangible assets represent a significant amount of total assets on the Company's consolidated balance sheets. Impairment testing may lead to potentially significant impairment charges in the future which could have a materially adverse impact on the Company's results of operations and financial condition.

Financial assets
Financial assets
The "Financial assets" portion of the accounting policy was expanded in 2019 to include derivative instruments, as follows:
Derivative financial instruments are initially recognized in the balance sheet at fair value and are remeasured to their current fair value at the end of each subsequent reporting period. The valuation of forward exchange rate contracts and foreign exchange swaps are based on the discounted cash flow model, using interest curves and spot rates at the reporting date as observable inputs. Unsettled forward contracts and swaps are measured at fair value at month-end with changes in fair value recorded to the income statement as unrealized gains or losses in "Other financial income & expense". Settled forward contracts and swaps are measured at maturity date at fair value with corresponding realized gains or losses recognized in the income statement in "Other financial income & expense". No hedge accounting is applied for these arrangements.

Other revenues
Other revenues
The "Other revenues" portion of the "Revenue recognition" accounting policy was expanded in 2019 to include accounting for the Company's contract manufacturing arrangement with Novartis, as follows:
"Other revenues" mainly include revenue from contract manufacturing services provided to the Company's former parent which are recognized over time as the service obligations are completed. Associated costs incurred are recognized in "Cost of other revenues".

Earnings (loss) per share
Earnings (loss) per share
"Basic earnings (loss) per share" is based on the weighted average number of common shares outstanding. "Diluted earnings (loss) per share" is based on the weighted average number of common shares outstanding and all dilutive potential common shares outstanding.

IFRS 16, Leases effective as of January 1, 2019
IFRS 16, Leases effective as of January 1, 2019
Effective January 1, 2019, Alcon implemented IFRS 16, Leases, which provides a new model for lessee accounting in which substantially all leases are now recognized on the balance sheet as right-of-use assets with corresponding lease liabilities. The standard replaces IAS 17, Leases. Right-of-use assets are recognized based on the amount of the lease liability adjusted for payments made before the lease commencement date, lease incentives and other items related to the lease agreements. Lease liabilities are recognized based on the net present value of remaining lease payments. The Company has applied the practical expedients discussed in Note 7 of these Condensed Consolidated Interim Financial Statements in the adoption of the standard.
Upon adoption of the new standard, a portion of the annual operating lease costs previously fully recognized as a functional expense is recorded as interest expense. In addition, the portion of the lease payments representing a reduction of the lease liability is recognized in the cash flow statement as an outflow from financing activities, which was previously fully recognized as an outflow from operating activities for operating leases. These effects of the adoption and impacts on the income statements and statements of cash flows are further discussed in Note 7 of these Condensed Consolidated Interim Financial Statements.

IFRS 16 substantially carries forward the lessor accounting requirements under IAS 17 such that adoption of the standard did not have a significant impact upon the Company's accounting for surgical equipment leases where the Company is the lessor and for which the Company's accounting policy is included in the "Revenue recognition" accounting policy in Note 3 to the Combined Financial Statements in the Form 20-F.
The Company has updated the following accounting policy, effective January 1, 2019, as a result of the adoption of the new standard:

Leases
Leases
As lessee, the Company assesses whether a contract contains a lease at inception of a contract based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of twelve months or less (short-term leases) and low value leases for which Alcon has elected the recognition exemptions allowed under IFRS 16.
Right-of-use assets
"Right-of-use assets" are initially recognized at cost, which is comprised of the amount of the initial measurement of the corresponding lease liabilities, adjusted for any lease payments made at or prior to the commencement date of the lease, lease incentives received and initial direct costs incurred, as well as any expected costs for obligations to dismantle and remove Right-of-use assets when they are no longer used.

Right-of-use assets are depreciated on a straight-line basis over the shorter of the useful life of the right-of-use asset or the end of the lease term.

Right-of-use assets are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
Lease liabilities
"Lease liabilities" are accounted for at amortized cost and are initially measured at the present value of future lease payments and are classified as current or non-current based on the due dates of the underlying principal payments. In determining the lease term, the Company evaluates the renewal options and termination options reasonably certain to be exercised. Lease payments are discounted using the interest rate implicit in the lease or, if not readily determinable, the incremental borrowing rate Alcon would be expected to pay within the respective markets, on a borrowing with a similar term and security.  Interest in the period is recorded within "interest expense" in the Company's consolidated income statements.

Lease liabilities are remeasured for changes in estimated lease term, future lease payments arising from a change in an index or rate, amounts expected to be payable under a residual value guarantee, or in assessment of whether the Company will exercise a purchase, extension or termination option. Changes to initial lease contract terms are assessed to determine their impact on the scope of lease, and any modifications increasing the scope of the lease are treated as new contracts under the initial measurement principles, while modifications that do not increase or that decrease the scope of the lease result in an adjustment to the Right-of-use asset which is remeasured as of the date of the modification.

Principal payments made on Lease liabilities and any initial direct costs paid are classified as financing cash outflows, while interest payments are classified as operating cash outflows.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the consolidated income statement and are classified as cash flows from operating activities. Short-term leases are leases with a lease term of twelve months in duration or less.